Additional information - condensed financial statements (Tables)	12 Months Ended
Dec. 31, 2016
Additional information - condensed financial statements [Abstract]
Condensed balance sheets

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Amounts due from a subsidiary	1,881,616	1,947,080	280,438

Non-current assets
Interests in subsidiaries and VIEs	3,944,457	5,883,684	847,426

Total non-current assets	3,944,457	5,883,684	847,426
Total assets	5,826,073	7,830,764	1,127,864

Liabilities and shareholders’ equity
Current liabilities
Interests payable	14,795	15,800	2,276
Convertible bonds(1)	-	2,768,469	398,742

Non-current liabilities
Convertible bonds(2)	2,572,119	-	-
Total liabilities	2,586,914	2,784,269	401,018
Shareholders’ equity
Class A common shares (US$0.00001 par value; 10,000,000,000 shares authorized, 728,227,848 shares issued and outstanding as of December 31, 2015 and 750,115,028 shares issued and outstanding as of December 31, 2016)	43	44	6
Class B common shares (US$0.00001 par value; 1,000,000,000 shares authorized, 369,557,976 shares issued and outstanding as of December 31, 2015 and 359,557,976 shares issued and outstanding as of December 31, 2016)	27	26	4
Additional paid-in capital	2,011,799	2,165,766	311,935
Retained earnings	1,263,675	2,787,593	401,497
Accumulated other comprehensive (loss)/income	(36,385)	93,066	13,404

Total shareholders’ equity	3,239,159	5,046,495	726,846

Total liabilities and shareholders’ equity	5,826,073	7,830,764	1,127,864

(1) Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.

(2) Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015

Condensed statements of operations and comprehensive income
(b) Condensed statements of operations and comprehensive income of YY Inc. for the years ended December 31, 2014, 2015 and 2016

	For the year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				(Note2(e))

Share of profit of subsidiaries and VIEs	1,121,079	1,108,029	1,605,003	231,170
Interest expense	(56,607)	(74,786)	(81,085)	(11,679)

Income before income tax expenses	1,064,472	1,033,243	1,523,918	219,491

Net income	1,064,472	1,033,243	1,523,918	219,491

Other comprehensive income/(loss) :
Unrealized gain of available-for-sales securities	-	-	134,768	19,411
Foreign currency translation adjustments, net of nil tax	3,638	4,414	(5,317)	(766)

Comprehensive income	1,068,110	1,037,657	1,653,369	238,136

Condensed statements of cash flows
(c)	Condensed statements of cash flows of YY Inc. for the years ended December 31, 2014, 2015 and 2016

	For the year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				(Note2(e))

Cash flows from investing activities
Loan to a subsidiary	(2,412,290)	-	-	-

Net cash used in investing activities	(2,412,290)	-	-	-

Cash flows from financing activities
Proceeds from issuance of convertible bonds	2,412,290	-	-	-

Net cash provided by financing activities	2,412,290	-	-	-

Net increase in cash and cash equivalents	-	-	-	-
Cash and cash equivalents at the beginning of the year	-	-	-	-

Cash and cash equivalents at the end of the year	-	-	-	-